UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                  --------------------------------------

                  AmeriPrime Advisors Trust
------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  431 North Pennsylvania St.
------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000
                                                   ---------------------------

Date of fiscal year end:   7/31
                        ----------

Date of reporting period:  01/31/05
                          ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

            =======================================================
                              POLYNOUS GROWTH FUND
            =======================================================




                             INVESTMENT OBJECTIVE:
                         LONG-TERM CAPITAL APPRECIATION







                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2005

                      This page intentionally left blank.

SUMMARY OF SEMI-ANNUAL PERIOD AUGUST 1, 2004 THROUGH JANUARY 31, 2005
---------------------------------------------------------------------

Dear Shareholder,

The Polynous Growth Fund's latest semi-annual period resulted in attractive absolute performance for its shareholders as the Fund performed roughly in-line to somewhat better (before adjusting for any applicable load) than most major market indexes during a relatively positive period for the overall stock market. Please refer to the management discussion in the following section for a commentary on the Fund's performance as this shareholder letter will contain more general commentary on overall economic and stock market conditions.

The overall economic environment during the latest six-month period for the Fund continued to be positive with steady economic growth and low inflation. Real economic growth has been averaging around four percent at an annual rate each quarter during the period and very tight controls on operating costs by companies have ended up resulting in year-over-year earnings growth that was approximately 20 percent in the fourth quarter of 2004. Part of the reason for such significant earning gains are the low inflation statistics which alleviate a lot of possible upward pressure on operating costs with the remainder of the earnings gains attributable to continuing increases in operating efficiencies and productivity gains. The U.S. economy continues to show the dynamic behavior possible of a free-enterprise and entrepreneur-oriented environment where the freedom to innovate and the availability of advanced business management systems results in a virtuous circle of increasing profits and new investment opportunities.

One might think that in such an economically productive environment that the overall stock market might have also been on a relatively stable upward path during the period but there was actually quite a lot of volatility in the market within the overall advance. The market declined about five percent in the first few weeks of the latest six-month period due to concerns about technology company earnings. There was then an advance of about eight percent until roughly early October as it began to be more apparent that overall economic growth was quite stable. Uncertainties about the presidential election then resulted in the market declining roughly five percent until shortly before the election. With election uncertainties then over and after a relatively positive third quarter earnings reporting season in October and early November, the market rallied by approximately ten percent through the end of December. With but one month to go in the Fund's latest reporting period, however, the market's rally suffered a sudden collapse in the first week of January due to concerns about holiday retail sales and the decline continued through most of January before a slight rally near the end of the month.

The reason for a somewhat more detailed account of market ups and downs than usual during the period is to express that this is still a very challenging market environment even in the midst of a productive overall advance for the stock market. Although overall economic growth is relatively stable, continual concerns about earnings growth, increasing inflation, increasing interest rates, international economic growth, rising energy prices, and the declining dollar result in a continually churning and volatile market environment. Our approach in such an environment is the same as usual, however, which is to thoroughly research good quality growth companies and then wait for the opportunities to buy such companies at attractive valuations during the periods of market volatility. Although I cannot predict that we will continue to have attractive performance similar to what was experienced in the last six months, it does appear likely that the volatility that creates such opportunities will continue given the factors mentioned above. Some of the factors mentioned above will also be further discussed in the following as to my point of view about their significance.

Possible inflation increases seem to now be weighing on investors' minds more and more - especially with there being significant increases in energy and raw materials prices. Overall inflation rates are still very low, however, relative to historical norms and are stable in a range of two to three percent. What is even more interesting is that the prices of energy and many raw materials are up 25 to 50 percent over the last year but finished product prices are still reflecting low rates of inflation. I am less concerned about inflation given the continual productivity gains, the growth of inexpensively priced imported goods, and surplus manufacturing capacity in many industries. As the electronic content of many products continues to increase, the annual price decreases of electronic circuits of roughly 20 to 30 percent also acts as an additional control on price increases. In summary, I have less concern about inflation increasing and will be happy to take advantage of market opportunities created by such concerns.

Increasing interest rates and the number of additional times that the Federal Reserve will raise short-term rates as an inflationary control also seems to be a significant factor affecting the overall stock market. From the simple fact that excess monetary liquidity is positive for driving the stock market higher to the more complex relationship of increasing interest rates resulting in increased borrowing costs and a depressant on real world investing activity, there has been a lot of stock market volatility during periods of fear about higher interest rates. Long-term bond rates of other major countries are still significantly lower, however, with German and French long-term rates about one percent lower and Japanese long-term rates about three percent lower. The overall inflation rate being low also alleviates any concerns I might have about significant increases in interest rates and so I do tend to have less concern apparently than other investors currently about the stability of interest rates.

I do have more concerns, however, about international economic growth trends given the sluggishness in Europe and some uncertainties in China. Europe's economic growth has also been further depressed by the declining value of the dollar which makes European exports even less attractive in the United States and in China as well given that China values its currency in line with the dollar. Fortunately for the U.S., however, exports are less important to our economy than they are to Europe and the declining dollar will actually reverse some of the effects on European demand for our exports due to their own region's sluggish economic growth. China continues to be a wild card in a lot of economic activity at this point due to their unreliable economic statistics and some anecdotal stories that various parts of the Chinese economy are slowing significantly. China is now actually exporting steel in significant quantities which some have viewed as an indicator of how much their economy has developed but which I believe may also be an indicator of how their economy has slowed and decreased the demand for domestically consumed steel. In summary about international economic growth, however, the U.S. has so far continued to grow even with the sluggishness of Europe and the onslaught of Chinese exports and so while I will continue to closely monitor international economic trends, I am still not that concerned about any near-term effects on the U.S. economy from such trends.

On one other topic - rising energy prices - they deserve comment for two reasons: 1) in my last letter I did mention that I did not think such increases were sustainable, and 2) the rise in prices seems to have much more of an effect on the stock market than on the real economy. As for the sustainability of rising energy prices, I now admit that I may have underestimated some of the factors leading to recent price increases. My somewhat less positive view on China's economic prospects has also influenced such opinions but China's growing infrastructure will continue to demand higher energy usage even if overall economic growth slows significantly. Energy production growth also seems to be a bit more sluggish than typically seen after a period of rising prices and so oil prices per barrel in the $35 to $45 range may now be the equilibrium pricing level versus recent history of oil fluctuating between $20 and $30 per barrel. Such prices still apparently have relatively insignificant effects on U.S. economic growth, however, as the annualized increase in growth the first quarter of 2005 still appears that it will be roughly four percent and that is even with the current spike in oil prices to $55 per barrel. As mentioned above, the rising prices do seem to have much more of an effect on the stock market on days when the price of energy increases further but I believe a lot of those reactions are similar to the knee-jerk reactions to many other factors of possible concern. Even with all of these factors of concern, however, corporate earnings growth and overall economic growth are still very attractive and so I will continue to be open minded during such periods of volatility about investing in good quality growth stocks if they end up being valued at attractive prices.

In closing this letter about the Fund's latest semi-annual period, there is one other period of performance for the Fund that I also believe is worth mentioning. It has now been roughly five years since the stock market peak in early-2000 and the first three years of that period also resulted in yearly declines each year for the overall stock market. Given some of the comments elsewhere in this letter about the effects of other investors' concerns on overall market volatility, the constantly changing sentiments from such concerns also have made for a very challenging stock market environment for all of the last five years. And so, with such a challenging environment as a backdrop, I am especially pleased to mention that the Fund's performance for the five years ending January 31, 2005 (before deduction of applicable sales charges) was a bit more than three percent a year more than the Russell 2000 small-capitalization stock index and almost eight percent a year more than the S&P 500 major market index. The challenges of the last five years may also be seen in the fact that the S&P 500 index actually had a slight loss over that period of time. Although past performance is of course no predictor of future results, I am proud of the Fund having achieved such performance during a challenging period of time and I look forward to continue using the Fund's disciplined investment process to deal with the challenges that may be encountered over the next five years.

                                                   Yours truly,



                                                   Kevin L. Wenck,
                                                   President


The views expressed are those of the author. Views expressed are subject to change based on market and other conditions. This report contains forward-looking statements, and actual results may differ materially from those projected in such statements.

For prospectus and more information, including charges and expenses, call toll-free 1-800-528-8069. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Polynous Securities, LLC.
One Pine Street, Suite 2208
San Francisco, CA 94111
Member NASD,SIPC

MANAGEMENT DISCUSSION & ANALYSIS
--------------------------------

As noted in the accompanying table, the Fund, after accounting for an assumed sales charge of 4.5 percent, increased 8.40 percent during the latest semi-annual period. For investors who invested prior to the beginning of the semi-annual period, however, the Fund's overall performance of 13.48 percent is roughly in-line with the performance of the Russell 2000 small-cap index which, appreciated, 13.88 percent, but quite a bit above the S&P 500 index, which appreciated 8.12 percent.

The Fund's gains during the period were broadly based and resulted from many of the Fund's securities producing attractive returns. The broadly based aspect of the Fund's performance is also from the Fund being somewhat more diversified than it has been at various times in the past. Such increased diversification is partly attributable to sustained overall economic growth where there is currently attractive earnings growth in many sectors and also partly attributable to increased stock market volatility. The increased stock market volatility has already been mentioned in the shareholder letter portion of this report but, in simple terms, as sentiment changes about sectors are now often both rapid and irrational, I would prefer to be more fully diversified to lower the potential volatility of the Fund.

INVESTMENT RESULTS
------------------

------------------------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                      (FOR PERIODS ENDED JANUARY 31, 2005)
-------------------------------------------------------------------------------------------------
                                                                                 SINCE INCEPTION
                                   ONE MONTH   SIX MONTHS  ONE YEAR  FIVE YEAR  (AUGUST 12, 1996)
-------------------------------------------------------------------------------------------------
Polynous Growth Fund*               -3.34%        13.48%       2.33%    6.14%       2.05%
Polynous Growth Fund*               -7.70%         8.40%      -2.30%    5.16%       1.49%
(after deuction of sales load)
S&P 500 Index**                     -2.44%         8.12%       6.18%   -1.79%       8.66%
Russell 2000 Index**                -4.17%        13.88%       8.67%    2.85%       9.33%


The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above. The Fund's advisor waived fees and/or reimbursed expenses, which improved the Fund's performance.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 and Russell 2000 are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund's portfolio.

 COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE POLYNOUS GROWTH FUND,
                    THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

                               [GRAPHIC OMITTED]

            Polynous Growth Fund     S&P 500 Index        Russell 2000 Index
                 ($11,340)             ($20,212)              ($21,295)
           --------------------      -------------        ------------------
8/12/1996       $ 9,546.54            $ 10,000.00             $ 10,000.00
7/31/1997        11,435.83              14,609.87               12,871.26
7/31/1998        11,257.75              17,426.23               13,169.17
7/31/1999        10,308.28              20,947.64               14,145.12
7/31/2000         8,789.26              22,826.70               16,092.65
7/31/2001         9,677.74              19,557.19               15,817.37
7/31/2002         5,693.91              14,934.06               12,976.59
7/31/2003         9,801.94              16,522.63               15,974.92
7/31/2004         9,993.01              18,694.56               18,700.44
1/31/2005        11,340.06              20,212.11               21,295.51

The chart above assumes an initial investment of $10,000 made on August 12, 1996 (commencement of Fund operations) and held through January 31, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

FUND HOLDINGS - (UNAUDITED)
-------------

POLYNOUS GROWTH FUND PORTFOLIO ANALYSIS AS OF JANUARY 31, 2005 1

                                [CHART OMITTED]

SMALL-CAP COMPANIES 2 - 52.25%
MID-CAP COMPANIES 3 - 37.44%
OTHER COMPANIES 4 - 6.62%
SHORT-TERM INVESTMENTS - 2.73%
CASH & OTHER ASSETS LESS LIABILITIES - 0.96%

1As a percent of net assets
2Market capitalizations from $50 million - $1 billion
3Market capitalizations from $1 billion - $10 billion
4U.S. companies with market capitalizations below $50 million or above $10 billion.

The Fund primarily invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which are typically described as small-capitalization and mid-capitalization companies.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

ACTUAL EXPENSES
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                      BEGINNING ACCOUNT         ENDING           EXPENSES PAID DURING PERIOD*
                                          VALUE              ACCOUNT VALUE       AUGUST 1, 2004 - JANUARY 31,
      POLYNOUS GROWTH FUND             AUGUST 1, 2004        JANUARY 31, 2005                  2005
---------------------------------- -------------------- ----------------------- -------------------------------
Actual                                  $1,000.00             $1,134.80                     $10.22
(13.48% return)

Hypothetical                            $1,000.00             $1,015.63                     $9.65
(5% return before expenses)
---------------
* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005
(UNAUDITED)



COMMON STOCKS - 96.31%                                                                  SHARES               VALUE
                                                                                     -------------     ------------------

ARRANGEMENT OF TRANSPORTATION OF FREIGHT & CARGO - 2.24%
Forward Air Corp. (a)                                                                       4,300              $ 183,244
                                                                                                       ------------------

CRUDE PETROLEUM & NATURAL GAS - 7.70%
Cimarex Energy Co. (a)                                                                      5,800                210,250
Newfield Exploration Co. (a)                                                                3,700                226,440
Spinnaker Exploration Co. (a)                                                               4,500                147,555
CW&T Offshore, Inc. (a)                                                                      2,500                 45,500
                                                                                                       ------------------
                                                                                                                 629,745
                                                                                                       ------------------

DRAWING & INSULATING OF NONFERROUS WIRE - 0.93%
Optical Cable Corp. (a)                                                                    15,100                 76,089
                                                                                                       ------------------

DRILLING OIL & GAS WELLS - 2.76%
Patterson UTI Energy, Inc.                                                                 11,600                225,620
                                                                                                       ------------------

ELECTRONIC COMPONENTS - 4.17%
Innovex, Inc. (a)                                                                          37,900                185,710
AMX Corp. (a)                                                                               9,600                155,616
                                                                                                       ------------------
                                                                                                                 341,326
                                                                                                       ------------------

FINANCE SERVICES - 0.40%
Life Partners Holdings, Inc.                                                                5,603                 33,058
                                                                                                       ------------------

FIRE, MARINE & CASUALTY INSURANCE - 2.52%
Direct General Corp.                                                                       11,000                206,250
                                                                                                       ------------------

INSURANCE AGENTS, BROKERS & SERVICES - 2.23%
National Medical Health Card Systems, Inc. (a)                                              8,700                182,526
                                                                                                       ------------------

IN VITRO & IN VITRO DIAGNOSTIC SUBSTANCES - 0.04%
Gene Logic, Inc. (a)                                                                          966                  2,946
                                                                                                       ------------------

MISCELLANEOUS FABRICATED METAL PRODUCTS - 2.59%
Watts Water Technologies, Inc.                                                              6,600                211,530
                                                                                                       ------------------

 See accompanying notes which are an integral part of the financial statements.
                                      -10-

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)


COMMON STOCKS - 96.31% - CONTINUED                                                      SHARES               VALUE
                                                                                     -------------     ------------------

MOBILE HOMES - 1.86%
Champion Enterprises, Inc. (a)                                                             14,100             $  152,139
                                                                                                       ------------------

NATIONAL COMMERCIAL BANKS - 1.06%
Pacific Continental Corp.                                                                   5,500                 86,983
                                                                                                       ------------------

PHARMACEUTICAL PREPARATIONS - 6.08%
Endo Pharmaceuticals Holdings, Inc. (a)                                                     7,700                161,777
King Pharmaceuticals (a)                                                                   15,400                161,854
Medicis Pharmaceuticals Corp.                                                               4,800                173,280
                                                                                                       ------------------
                                                                                                                 496,911
                                                                                                       ------------------

PLASTIC MATERIALS, SYNTHETIC RESINS & NONVULCAN - 2.34%
Schulman A, Inc.                                                                           10,800              $ 191,052
                                                                                                       ------------------

REAL ESTATE AGENTS & MANAGERS - 2.00%
Housevalues, Inc. (a)                                                                      11,500                163,300
                                                                                                       ------------------

REFUSE SYSTEMS - 2.35%
Waste Connections, Inc. (a)                                                                 6,100                191,906
                                                                                                       ------------------

RETAIL - APPAREL & ACCESSORY STORES - 4.58%
Jos. A. Bank Clothiers, Inc. (a)                                                            6,300                180,810
Pacific Sunwear of California, Inc. (a)                                                     7,900                193,471
                                                                                                       ------------------
                                                                                                                 374,281
                                                                                                       ------------------

RETAIL - CATALOG & MAIL - ORDER HOUSES - 2.25%
Insight Enterprises, Inc. (a)                                                               9,500                183,825
                                                                                                       ------------------

RETAIL - HOBBY, TOY, & GAME SHOPS - 2.59%
Michaels Stores, Inc.                                                                       6,900                212,175
                                                                                                       ------------------

RETAIL - JEWELRY STORES - 0.38%
Friedmans, Inc. (a)                                                                        26,900                 31,473
                                                                                                       ------------------

See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)


COMMON STOCKS - 96.31% - CONTINUED                                                      SHARES               VALUE
                                                                                   -----------------   ------------------


SAVINGS INSTITUTION, FEDERALLY CHARTERED - 5.28%
Bankunited Financial Corp. (a)                                                              6,700          $     195,506
Sovereign Bancorp, Inc.                                                                    10,400                236,496
                                                                                                       ------------------
                                                                                                                 432,002
                                                                                                       ------------------

SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED - 4.83%
Independence Community Bank Corp.                                                           5,000                196,500
Sterling Financial Corp. (a)                                                                5,300                198,750
                                                                                                       ------------------
                                                                                                                 395,250
                                                                                                       ------------------

SEMICONDUCTORS & RELATED DEVICES - 6.34%
Applied Micro Circuits Corp.                                                               52,300                173,113
Conexant Systems, Inc. (a)                                                                 90,000                147,600
Microchip Technology, Inc.                                                                  7,600                197,980
                                                                                                       ------------------
                                                                                                                 518,693
                                                                                                       ------------------

SERVICES - BUSINESS SERVICES - 1.97%
Webex Communications, Inc. (a)                                                              8,000                160,800
                                                                                                       ------------------

SERVICES - MEDICAL LABORATORIES - 2.38%
Bio Reference Laboratories, Inc. (a)                                                       13,700                194,677
                                                                                                       ------------------

SERVICES -  COMPUTER INETEGRATED SYSTEMS DESIGN - 4.22%
CACI International, Inc. (a)                                                                3,800                198,170
Macrovision Corp. (a)                                                                       6,300                146,979
                                                                                                       ------------------
                                                                                                                 345,149
                                                                                                       ------------------

SERVICES - CONSUMER CREDIT REPORTING, COLLECTION - 2.45%
NCO Group, Inc. (a)                                                                         8,800                200,464
                                                                                                       ------------------

SERVICES - PREPACKAGED SOFTWARE - 7.98%
Art Technology Group, Inc. (a)                                                            146,800                190,840
Concord Communications, Inc. (a)                                                            8,820                 91,022
Magma Design Automation, Inc. (a)                                                          14,300                193,050
Vignette Corp. (a)                                                                        135,400                177,374
                                                                                                       ------------------
                                                                                                                 652,286
                                                                                                       ------------------

See accompanying notes which are an integral part of the financial statements.
                                      -12-

POLYNOUS GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
JANUARY 31, 2005
(UNAUDITED)


COMMON STOCKS - 96.31% - CONTINUED                                                      SHARES               VALUE
                                                                                     -------------     ------------------

SPORTING & ATHLETIC GOODS - 2.30%
K2, Inc. (a)                                                                               13,400         $      188,404
                                                                                                       ------------------

STATE COMMERCIAL BANKS - 2.42%
Colonial Bancgroup, Inc.                                                                    9,800                197,764
                                                                                                       ------------------

TELEPHONE & TELEGRAPH APPARATUS - 2.43%
Polycom, Inc. (a)                                                                          11,500                198,720
                                                                                                       ------------------

WHOLESALE - MISCELLANEOUS DURABLE GOODS - 2.64%
Metal Management, Inc.                                                                      8,000                215,520
                                                                                                       ------------------

TOTAL COMMON STOCKS (COST $8,661,627)                                                                          7,876,108
                                                                                                       ------------------

MONEY MARKET SECURITIES - 2.73%
Huntington Money Market Fund - Investment Shares, Class A, 1.27%, (b)                     223,205                223,205
                                                                                                       ------------------

TOTAL MONEY MARKET SECURITIES (COST $223,205)                                                                    223,205
                                                                                                       ------------------

TOTAL INVESTMENTS (COST $8,884,832) - 99.04%                                                              $    8,099,313
                                                                                                       ------------------

CASH AND OTHER ASSETS LESS LIABILITIES - 0.96%                                                                    78,203
                                                                                                       ------------------

TOTAL NET ASSETS - 100.00%                                                                                $    8,177,516
                                                                                                       ==================
---------------

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at January 31, 2005.

See accompanying notes which are an integral part of the financial statements.
                                      -13-

POLYNOUS GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005
(UNAUDITED)


ASSETS
Investments in securities, at value (cost $8,884,832)                                    $ 8,099,313
Cash                                                                                           5,235
Interest receivable                                                                              546
Dividends receivable                                                                           1,807
Receivable for investments sold                                                              285,048
Prepaid expenses                                                                               1,739
                                                                                   ------------------
     TOTAL ASSETS                                                                          8,393,688
                                                                                   ------------------

LIABILITIES
Payable to advisor                                                                             1,229
Accrued 12b-1 fees                                                                             1,749
Payable for investments purchased                                                            204,481
Payable to affiliates                                                                          6,692
Accrued expenses                                                                               1,340
Payable for fund shares redeemed                                                                 681
                                                                                   ------------------
     TOTAL LIABILITIES                                                                       216,172
                                                                                   ------------------

NET ASSETS                                                                              $  8,177,516
                                                                                   ==================

Net Assets consist of:
Paid in capital                                                                         $ 12,742,287
Undistributed net investment (loss)                                                          (46,242)
Accumulated net realized (loss) on investments                                            (3,733,010)
Net unrealized (depreciation) on investments                                                (785,519)
                                                                                   ------------------

NET ASSETS                                                                               $ 8,177,516
                                                                                   ==================

SHARES OUTSTANDING (Unlimited number of shares authorized)                                   688,883
                                                                                   ==================

Net asset value per share                                                                $     11.87
                                                                                   ==================
Maximum offering price per share ($11.87 / 0.955)                                        $     12.43
                                                                                   ==================
Redemption price per share ($11.87 x 0.99) (a)                                           $     11.75
                                                                                   ==================
--------------
(a) See note 8 in the notes to the financial statements.

See accompanying notes which are an integral part of the financial statements.
                                      -14-

POLYNOUS GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005
(UNAUDITED)


INVESTMENT INCOME
Dividend income                                                                                           $ 20,531
Interest income                                                                                              7,389
                                                                                                    ---------------
  TOTAL INCOME                                                                                              27,920
                                                                                                    ---------------

EXPENSES
Investment advisor fee                                                                                      38,966
12b-1 fee                                                                                                    9,742
Administration expenses                                                                                     15,123
Transfer agent expenses                                                                                     11,186
Fund accounting expenses                                                                                     9,075
Auditing expenses                                                                                            4,537
Custodian expenses                                                                                           4,387
Legal expenses                                                                                               4,220
Trustee and officer expenses                                                                                 3,006
Registration expenses                                                                                        2,017
Pricing expenses                                                                                             1,650
Miscellaneous expenses                                                                                         756
Insurance expenses                                                                                             429
                                                                                                    ---------------
  TOTAL EXPENSES                                                                                           105,094
Reimbursed expenses                                                                                        (30,932)
                                                                                                    ---------------
Total operating expenses                                                                                    74,162
                                                                                                    ---------------
NET INVESTMENT (LOSS)                                                                                      (46,242)
                                                                                                    ---------------

REALIZED & UNREALIZED GAIN
Net realized gain on investment securities                                                                 640,545
Change in unrealized appreciation (depreciation)
   on investment securities                                                                                387,628
                                                                                                    ---------------
Net realized and unrealized gain on investment securities                                                1,028,173
                                                                                                    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ 981,931
                                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

POLYNOUS GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                               SIX MONTHS ENDED
                                                               JANUARY 31, 2005             YEAR ENDED
INCREASE IN NET ASSETS                                            (UNAUDITED)              JULY 31, 2004
                                                               ------------------        ------------------
OPERATIONS
  Net investment (loss)                                                $ (46,242)               $ (100,167)
  Net realized gain on investment securities                             640,545                 1,757,449
  Change in unrealized appreciation (depreciation)                       387,628                (1,542,545)
                                                               ------------------        ------------------
  Net increase in net assets resulting from operations                   981,931                   114,737
                                                               ------------------        ------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                               32,080                 1,036,531
  Amount paid for shares repurchased                                    (289,537)               (1,934,812)
                                                               ------------------        ------------------
  Net (decrease) in net assets resulting
     from share transactions                                            (257,457)                 (898,281)
                                                               ------------------        ------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  724,474                  (783,543)
                                                               ------------------        ------------------

NET ASSETS
  Beginning of period                                                  7,453,042                 8,236,585
                                                               ------------------        ------------------

  End of period                                                      $ 8,177,516               $ 7,453,042
                                                               ==================        ==================

Accumulated undistributed net investment (loss) included
    in net assets                                                    $   (46,242)              $         -
                                                               ------------------        ------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                              2,950                    95,742
  Shares repurchased                                                     (26,497)                 (185,886)
                                                               ------------------        ------------------

  Net (decrease) from capital share transactions                         (23,547)                  (90,144)
                                                               ==================        ==================

See accompanying notes which are an integral part of the financial statements.
                                      -16-

POLYNOUS GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD


                                         SIX MONTHS ENDED
                                         JANUARY 31, 2005   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          (UNAUDITED)      JULY 31, 2004 JULY 31, 2003 JULY 30, 2002 JULY 30, 2001 JULY 30, 2000
                                         ---------------   ------------  ------------  ------------- ------------- -------------

SELECTED PER SHARE DATA
Net asset value, beginning of period            $ 10.46        $ 10.26        $ 5.96     $ 10.13        $ 9.20     $ 10.79
                                         ---------------   ------------  ------------ -----------  ------------ -----------
Income from investment operations
  Net investment income (loss)                    (0.07)         (0.14)         0.00       (0.15)        (0.01)      (0.12)
  Net realized and unrealized gain (loss)          1.48           0.34          4.30       (4.02)         0.94       (1.47)
                                         ---------------   ------------  ------------ -----------  ------------ -----------
Total from investment operations                   1.41           0.20          4.30       (4.17)         0.93       (1.59)
                                         ---------------   ------------  ------------ -----------  ------------ -----------
Net asset value, end of period                  $ 11.87        $ 10.46       $ 10.26      $ 5.96       $ 10.13      $ 9.20
                                         ===============   ============  ============ ===========  ============ ===========

TOTAL RETURN (a)(b)                              13.48% (c)      1.95%        72.15%     -41.16%        10.09%     -14.74%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                 $ 8,178        $ 7,453       $ 8,237     $ 4,148       $ 7,631     $ 7,593
Ratio of expenses to average net assets           1.90% (d)      1.90%         1.90%       1.90%         1.90%       1.90%
Ratio of expenses to average net assets
   before waiver & reimbursement                  2.69% (d)      2.89%         3.44%       3.17%         4.42%       4.09%
Ratio of net investment income (loss) to
   average net assets                             (1.19)(d)      (1.32)%       (0.05)%     (1.57)%       (0.12)%     (0.95)%
Ratio of net investment income (loss) to
   average net assets before waiver
   & reimbursemen                                 (1.98)(d)      (2.31)%       (1.60)%     (2.83)%       (2.64)%     (3.14)%
Portfolio turnover rate                          161.65%        418.73%       194.90%     405.11%       494.19%     261.88%

----------------
(a) Total return calculation does not reflect load.
(b) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized
(d) Annualized

See accompanying notes which are an integral part of the financial statements.
                                      -17-

                            THE POLYNOUS GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

The Polynous Growth Fund ("the Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on February 8, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement & Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. On March 30, 2001, the Fund acquired all of the assets and assumed all of the liabilities of the Polynous Growth Fund, a series of the Polynous Trust, in a tax-free reorganization. The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Polynous Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                            THE POLYNOUS GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                JANUARY 31, 2005
                                   (UNAUDITED)


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Polynous Capital Management, Inc. is the Fund's Advisor. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net assets amounts above $1 billion. The Advisor earned fees of $39,966, before reimbursement, from the Fund for the six months ended January 31, 2005, of which $1,229 was a payable to the Advisor, at the end of the period. The Advisor has contractually agreed to waive some or all of its management fees and/or reimburse Fund expenses to keep total annual operating expenses at or below 1.90% through November 30, 2005. For the six months ended January 31, 2005, the Advisor was obligated to waive fees and/or reimburse Fund expenses of $30,932. Any operating expenses of the Fund reimbursed by the Advisor or management fee waived are subject to recoupment in the first three fiscal years following the year in which reimbursement occurred, if the total expenses of the Fund for such years (after recoupment) do not exceed 1.90% of the average daily net assets of the Fund. The amounts available to be potentially recouped by the Advisor are listed in the table below:

                 PERIOD ENDED JULY 31,                 AMOUNT TO BE RECOUPED
                 --------------------                  ---------------------
                         2003                                 $84,944
                         2004                                 $71,112

                            THE POLYNOUS GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          JANUARY 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Fund retains Unified Fund Services, Inc. ("Unified") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets up to $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, and 0.05% of the Fund's average daily net assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended January 31, 2005, Unified earned fees of $15,123 from the Fund for administrative services provided to the Fund.

The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified earned a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $900 and reimbursement of out-of-pocket expenses). For the six months ended January 31, 2005, Unified earned fees of $9,075 from the Fund for transfer agent services provided and $2,111 in reimbursement for out-of-pocket expenses. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to a minimum of $1,667 per month). For the six months ended January 31, 2005, Unified earned fees of $9,075 from the Fund for fund accounting services provided. A Trustee and the officers of the Trust are employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Polynous Securities, LLC (the "Distributor"), an affiliate of the Advisor, serves as principal underwriter for the Fund. Under the terms of the Underwriting Agreement between the Trust and the Distributor, the Distributor earned $512 from underwriting and broker commissions on the sale of shares of the Fund during the six months ended January 31, 2005. Kevin L. Wenck may be deemed to be an affiliate of the Distributor. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Distributor for expenses in distributing shares and promoting sales of the Fund. For the six months ended January 31, 2005, the Fund paid the Distributor $9,742 for distribution costs incurred.

NOTE 4.  INVESTMENTS

For the six months ended January 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:


PURCHASES
     U.S. Government Obligations           $          -
     Other                                   11,550,323
SALES
     U.S. Government Obligations           $          -
     Other                                   11,311,265

                            THE POLYNOUS GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          JANUARY 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4.  INVESTMENTS - CONTINUED

At January 31, 2005, the net unrealized depreciation of investments for tax purposes was as follows:


Gross Unrealized Appreciation            $ 198,667
Gross Unrealized (Depreciation)           (984,186)
                                    ---------------
Net Unrealized Depreciation
   on Investments                       $ (785,519)
                                    ===============

At January 31, 2005, the aggregate cost of securities for federal income tax purposes was $8,884,832.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2005, Delaware Charter Guarantee & Trust, for the benefit of others, owned in aggregate 30.89% of the Fund, and thus may be deemed to control the Fund.

NOTE 7. FEDERAL INCOME TAXES

At July 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $4,765,603, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

                 EXPIRES JULY 31,            AMOUNT
               ---------------------   ----------------
                     2008                $ 2,501,583
                     2009                  1,539,782
                     2011                    724,238

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                            THE POLYNOUS GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          JANUARY 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 8. CONTINGENT DEFERRED SALES CHARGE

There is no initial sales charge on purchase of shares of $500,000 or more; however, the dealer or other qualifying financial institutions receive a 1.00% fee from the Distributor and a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with the Distributor are not subject to any initial sales charge or CDSC. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Distributor receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of sales commissions to selling dealers or qualifying financial institutions, as described above.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

There were no capital gain or income distributions for the fiscal years ended 2003 and 2004, or the six months ended January 31, 2005.

As of July 31, 2004, the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:


Undistributed ordinary income/(accumulated losses)             $          -
Undistributed long-term capital gain/(accumulated losses)        (4,367,001)
Unrealized appreciation/(depreciation)                           (1,179,701)
                                                             ---------------
                                                               $ (5,546,702)
                                                             ===============

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of wash sales.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 924-3863 to request a copy of the SAI or to make shareholder inquiries.


                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge upon request by (1) calling the Fund at (800) 924-3863 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

TRUSTEES                                  INDEPENDENT ACCOUNTANTS
Gary E. Hippenstiel                       Cohen McCurdy Ltd.
Stephen A. Little                         826 Westpoint Pkwy, Suite 1250
Daniel J. Condon                          Westlake, OH 44145
Ronald C. Tritschler

OFFICERS                                  LEGAL COUNSEL
Anthony J. Ghoston, President             Thompson Hine LLP
Thomas G. Napurano, Chief Financial       312 Walnut St., 14th Floor
   Officer and Treasurer                  Cincinnati, OH 45202
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR                        CUSTODIAN
Polynous Capital Management, Inc.         U.S. Bank, N.A.
One Pine Street, Suite 2208               425 Walnut St.
San Francisco, CA 94111                   Cincinnati, OH 45202

DISTRIBUTOR                               ADMINISTRATOR, TRANSFER AGENT
Polynous Securities, LLC                  AND FUND ACCOUNTANT
One Pine Street, Suite 2208               Unified Fund Services, Inc.
San Francisco, CA 94111                   431 N. Pennsylvania Street
                                          Indianapolis, IN 46204




This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Polynous Securities, LLC
Member NASD/SIPC

                              FOR MORE INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Funds' latest semi-annual or annual fiscal year-end. Call the Fund at
(800) 528-8069 to request free copies of the SAI and the Fund'a annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission
(SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.



Investment Company Act #811-09541

                              POLYNOUS GROWTH FUND
                         C/O UNIFIED FUND SERVICES, INC.
                                   PO BOX 6110
                           INDIANAPOLIS, IN 46206-6110

ITEM 2. CODE OF ETHICS.  NOT APPLICABLE

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  NOT APPLICABLE

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  NOT APPLICABLE

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS.  NOT APPLICABLE - SCHEDULE FILED WITH ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  NOT APPLICABLE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE REGISTRANT HAS NOT ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES [DIRECTORS].

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) NOT APPLICABLE


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust
            ------------------------------------

By  /s/ Anthony Ghoston
*-------------------------------------------------------------
         Anthony Ghoston, President

Date     4/7/05
    -----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Anthony Ghoston
*---------------------------------------------------------------
         Anthony Ghoston, President

Date    4/7/05
    ------------------------------------------------------------

By  /s/ Thomas Napurano
*---------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    3/28/05
   --------------------------------------------------------------